Summary of Significant Accounting Policies (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Cash and cash equivalents	$ 254,620	$ 200,081	$ 165,033
Assets	829	733
Liability	1,098	1,071
Severance expenses	$ 33	691
Severance pay description	Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Company has elected to include its employees in Israel under Section 14 of the Severance Pay Law, under which these employees are entitled only to monthly deposits made in their name with insurance companies, at a rate of 8.33% of their monthly salary.
Investment In Joint Venture	$ 1,000
Ownership Percentage In Joint Venture	19.90%
Money Market Funds [Member]
Concentration Risk [Line Items]
Cash and cash equivalents	$ 150,060	60,000
Service fees
Concentration Risk [Line Items]
Revenue	$ 68,168	$ 44,461	$ 16,515